Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q1PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 23
Franklin LifeSmart
™
2040 Retirement Target Fund 25
Franklin LifeSmart
™
2045 Retirement Target Fund 26
Franklin LifeSmart
™
2050 Retirement Target Fund 28
Franklin LifeSmart
™
2055 Retirement Target Fund 29
Franklin LifeSmart
™
2060 Retirement Target Fund 30
Franklin Moderate Allocation Fund 31
Notes to Schedules of Investments 33

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 343,576 $ 8,434,791
Domestic Equity 31.8%
a
Franklin Growth Fund , Class R6 ........................................ 447,297 56,788,844
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,721,216 127,013,998
a
Franklin U.S. Equity Index ETF ......................................... 328,623 16,097,137
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 552,102 31,160,637
a
Putnam Large Cap Value Fund , Class R6 ................................. 964,295 33,923,885
264,984,501
Domestic Fixed Income 49.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,808,636 32,182,974
a
Franklin Investment Grade Corporate ETF ................................. 4,290,774 91,892,932
a
Franklin U.S. Core Bond ETF .......................................... 8,877,943 190,831,385
a
Franklin U.S. Treasury Bond ETF ....................................... 4,664,298 95,921,288
410,828,579
Foreign Equity 11.0%
a
ClearBridge International Growth Fund , Class IS ............................ 104,468 7,075,638
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,198,686 12,646,134
a
Franklin International Core Equity (IU) Fund ............................... 3,661,186 46,350,609
iShares Core MSCI EAFE ETF ......................................... 87,129 6,591,309
a
Templeton Developing Markets Trust , Class R6 ............................. 441,036 8,692,810
a
Templeton Foreign Fund , Class R6 ...................................... 1,302,842 10,592,102
91,948,602
Foreign Fixed Income 6.1%
a
Franklin High Yield Corporate ETF ...................................... 1,521,406 36,255,105
a
Franklin International Aggregate Bond ETF ................................ 684,271 13,835,960
50,091,065
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 731,348,143 ) ...............................................................
826,287,538
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 4,374,839 4,374,839
Total Money Market Funds (Cost $ 4,374,839 ) ...................................
4,374,839

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 50 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value $ 196,140 )
BNP Paribas Securities Corp. (Maturity Value $134,779)
Deutsche Bank Securities, Inc. (Maturity Value $14,187)
HSBC Securities (USA), Inc. (Maturity Value $47,174)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $ 200,095 ) ........................... $ 196,116 $ 196,116
Total Repurchase Agreements (Cost $ 196,116 ) ..................................
196,116
Total Short Term Investments (Cost $ 4,570,955 ) .................................
4,570,955
a
Total Investments (Cost $ 735,919,098 ) 99.7% ...................................
$830,858,493
Other Assets, less Liabilities 0.3% .............................................
2,002,988
Net Assets 100.0% ...........................................................
$832,861,481
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.4%
a
Franklin Growth Fund , Class R6 ........................................ 1,812,648 $ 230,133,759
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,449,037 232,773,641
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,449,845 241,349,045
704,256,445
Foreign Equity 24.6%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,609,645 229,533,139
Total Investments In Underlying Funds (Cost $ 604,518,182 ) ......................
933,789,584
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 85 85
Total Money Market Funds (Cost $ 85 ) ..........................................
85
Total Short Term Investments (Cost $ 85 ) .......................................
85
a
Total Investments (Cost $ 604,518,267 ) 100.0% ..................................
$933,789,669
Other Assets, less Liabilities 0.0%
†
............................................
200,934
Net Assets 100.0% ...........................................................
$933,990,603
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.6%
Aerospace & Defense 0.3%
General Electric Co. ................................. United States 20,691 $ 4,141,304
Lockheed Martin Corp. ............................... United States 9,737 4,349,615
8,490,919
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 5,238,571
Automobiles 1.1%
General Motors Co. .................................. United States 65,332 3,072,564
Kia Corp. ......................................... South Korea 70,837 4,480,345
Mercedes-Benz Group AG ............................ Germany 97,343 5,750,220
Subaru Corp. ...................................... Japan 192,900 3,454,678
a
Tesla, Inc. ......................................... United States 43,655 11,313,630
28,071,437
Banks 4.0%
Citigroup, Inc. ...................................... United States 285,971 20,301,081
ING Groep NV ..................................... Netherlands 1,440,964 28,230,366
Intesa Sanpaolo SpA ................................. Italy 3,611,412 18,612,027
JPMorgan Chase & Co. ............................... United States 31,114 7,632,264
NatWest Group plc .................................. United Kingdom 730,733 4,314,533
UniCredit SpA ...................................... Italy 471,238 26,451,603
105,541,874
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 207,977 43,575,341
Gilead Sciences, Inc. ................................ United States 84,607 9,480,214
53,055,555
Broadline Retail 2.4%
Alibaba Group Holding Ltd. , ADR ....................... China 135,724 17,946,785
a
Amazon.com, Inc. ................................... United States 180,878 34,413,848
a
MercadoLibre, Inc. .................................. Brazil 5,885 11,480,870
63,841,503
Building Products 0.2%
Cie de Saint-Gobain SA .............................. France 50,459 5,026,567
Capital Markets 1.3%
3i Group plc ....................................... United Kingdom 229,361 10,784,698
Deutsche Bank AG .................................. Germany 356,564 8,499,476
Lazard, Inc. , A ...................................... United States 69,769 3,020,998
SEI Investments Co. ................................. United States 142,721 11,079,431
33,384,603
Chemicals 0.4%
LyondellBasell Industries NV , A ......................... United States 45,856 3,228,262
Nitto Denko Corp. ................................... Japan 252,000 4,661,134
Sherwin-Williams Co. (The) ............................ United States 8,824 3,081,253
10,970,649
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 35,492 7,294,671
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................. United States 93,300 7,228,884
Cisco Systems, Inc. ................................. United States 318,889 19,678,640
26,907,524

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.6%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. , A .... China 5,074,500 $ 9,542,142
CRH plc .......................................... United States 55,800 4,908,726
14,450,868
Consumer Staples Distribution & Retail 1.8%
Carrefour SA ....................................... France 426,704 6,102,681
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 6,558,988
Kroger Co. (The) .................................... United States 198,332 13,425,093
Loblaw Cos. Ltd. .................................... Canada 76,200 10,678,220
Walmart, Inc. ...................................... United States 117,219 10,290,656
47,055,638
Diversified Telecommunication Services 0.6%
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 2,216,502 3,272,787
Deutsche Telekom AG ................................ Germany 295,996 10,928,168
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 1,938,803
16,139,758
Electric Utilities 0.4%
Iberdrola SA ....................................... Spain 375,036 6,056,114
NRG Energy, Inc. ................................... United States 56,818 5,423,846
11,479,960
Electrical Equipment 0.7%
Eaton Corp. plc ..................................... United States 53,000 14,406,990
Fujikura Ltd. ....................................... Japan 83,800 3,103,524
17,510,514
Entertainment 1.4%
NetEase, Inc. ...................................... China 708,800 14,560,604
a
Netflix, Inc. ........................................ United States 25,088 23,395,313
37,955,917
Financial Services 2.5%
a
Berkshire Hathaway, Inc. , B ............................ United States 10,066 5,360,950
Investor AB , B ...................................... Sweden 588,101 17,539,585
Mastercard, Inc. , A .................................. United States 26,943 14,767,997
MGIC Investment Corp. ............................... United States 328,187 8,132,474
a
PayPal Holdings, Inc. ................................ United States 47,470 3,097,418
Visa, Inc. , A ........................................ United States 45,846 16,067,189
64,965,613
Food Products 0.1%
Kellanova ......................................... United States 43,297 3,571,570
Ground Transportation 0.4%
Landstar System, Inc. ................................ United States 18,357 2,757,221
Old Dominion Freight Line, Inc. ......................... United States 52,844 8,743,040
11,500,261
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................. United States 154,153 20,448,395
a
IDEXX Laboratories, Inc. .............................. United States 23,390 9,822,631
a
Insulet Corp. ....................................... United States 62,335 16,369,794
Medtronic plc ...................................... United States 42,146 3,787,240
Stryker Corp. ...................................... United States 9,937 3,699,048
54,127,108

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.1%
Premier, Inc. , A ..................................... United States 161,696 $ 3,117,499
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................... United States 9,396 43,286,526
a
DoorDash, Inc. , A ................................... United States 17,310 3,163,749
46,450,275
Household Durables 0.1%
a
NVR, Inc. ......................................... United States 455 3,296,198
Household Products 0.7%
Colgate-Palmolive Co. ............................... United States 78,603 7,365,101
Kimberly-Clark Corp. ................................. United States 25,935 3,688,476
Procter & Gamble Co. (The) ........................... United States 48,111 8,199,076
19,252,653
Industrial Conglomerates 0.8%
Hitachi Ltd. ........................................ Japan 942,400 22,126,991
Insurance 1.5%
Erie Indemnity Co. , A ................................. United States 26,169 10,966,120
iA Financial Corp., Inc. ............................... Canada 124,652 11,837,631
NN Group NV ...................................... Netherlands 84,660 4,710,971
Ping An Insurance Group Co. of China Ltd. , H .............. China 973,000 5,807,791
Sompo Holdings, Inc. ................................ Japan 179,100 5,453,809
38,776,322
Interactive Media & Services 3.0%
Alphabet, Inc. , A .................................... United States 261,519 40,441,298
a,b
Kuaishou Technology , 144A , Reg S ...................... China 645,700 4,528,011
Meta Platforms, Inc. , A ............................... United States 50,147 28,902,725
a
Pinterest, Inc. , A .................................... United States 181,803 5,635,893
79,507,927
IT Services 0.8%
Cognizant Technology Solutions Corp. , A .................. United States 43,493 3,327,214
Infosys Ltd. , ADR ................................... India 992,866 18,119,805
21,447,019
Leisure Products 0.1%
a
Mattel, Inc. ........................................ United States 175,916 3,418,048
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 7,040,585
Machinery 0.9%
Atlas Copco AB , B ................................... Sweden 498,831 7,014,622
Caterpillar, Inc. ..................................... United States 39,416 12,999,397
Illinois Tool Works, Inc. ............................... United States 13,625 3,379,136
23,393,155
Metals & Mining 1.3%
Fortescue Ltd. ...................................... Australia 2,881,861 27,893,614
Reliance, Inc. ...................................... United States 19,628 5,667,585
33,561,199
Office REITs 0.1%
Highwoods Properties, Inc. ............................ United States 115,272 3,416,662
Oil, Gas & Consumable Fuels 3.1%
Exxon Mobil Corp. ................................... United States 29,108 3,461,814

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Keyera Corp. ...................................... Canada 113,630 $ 3,531,962
Parex Resources, Inc. ................................ Canada 552,062 5,148,308
Petroleo Brasileiro SA ................................ Brazil 1,994,600 14,267,990
Suncor Energy, Inc. .................................. Canada 520,825 20,166,338
Whitecap Resources, Inc. ............................. Canada 1,945,176 12,516,820
Williams Cos., Inc. (The) .............................. United States 381,335 22,788,580
81,881,812
Personal Care Products 0.5%
a
BellRing Brands, Inc. ................................. United States 58,222 4,335,210
a
Oddity Tech Ltd. , A .................................. Israel 73,762 3,190,944
Unilever plc ........................................ United Kingdom 88,066 5,254,641
12,780,795
Pharmaceuticals 3.1%
Eli Lilly & Co. ...................................... United States 8,314 6,866,616
GSK plc .......................................... United States 446,558 8,533,815
Johnson & Johnson ................................. United States 290,019 48,096,751
Novartis AG ....................................... United States 71,866 7,982,142
Novo Nordisk A/S , B ................................. Denmark 32,336 2,211,082
Richter Gedeon Nyrt. ................................ Hungary 142,678 3,929,959
Shionogi & Co. Ltd. .................................. Japan 279,900 4,225,012
81,845,377
Professional Services 0.7%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 16,139,211
RELX plc ......................................... United Kingdom 71,173 3,575,069
19,714,280
Real Estate Management & Development 0.1%
Daiwa House Industry Co. Ltd. ......................... Japan 113,000 3,737,424
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,011,732
Semiconductors & Semiconductor Equipment 6.0%
Applied Materials, Inc. ................................ United States 18,287 2,653,809
ASML Holding NV ................................... Netherlands 4,579 3,030,262
Broadcom, Inc. ..................................... United States 59,122 9,898,796
KLA Corp. ......................................... United States 33,633 22,863,713
Lam Research Corp. ................................. United States 37,190 2,703,713
MediaTek, Inc. ..................................... Taiwan 409,000 17,628,086
Novatek Microelectronics Corp. ......................... Taiwan 466,000 7,746,856
NVIDIA Corp. ...................................... United States 567,912 61,550,303
QUALCOMM, Inc. ................................... United States 22,324 3,429,190
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 44,755 7,429,330
Texas Instruments, Inc. ............................... United States 47,786 8,587,144
Tokyo Electron Ltd. .................................. Japan 70,100 9,612,995
157,134,197
Software 3.8%
a
Adobe, Inc. ........................................ United States 15,879 6,090,073
a
Atlassian Corp. , A ................................... United States 22,990 4,878,708
a
Cadence Design Systems, Inc. ......................... United States 11,322 2,879,524
a
Dropbox, Inc. , A .................................... United States 118,904 3,175,926
a
Fair Isaac Corp. .................................... United States 6,588 12,149,326
a
HubSpot, Inc. ...................................... United States 5,408 3,089,536
Microsoft Corp. ..................................... United States 131,681 49,431,731
a
Monday.com Ltd. .................................... United States 17,636 4,288,370

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
ServiceNow, Inc. .................................... United States 7,935 $ 6,317,371
a
Xero Ltd. .......................................... New Zealand 71,627 7,001,076
99,301,641
Specialized REITs 0.3%
National Storage Affiliates Trust ......................... United States 184,796 7,280,962
Specialty Retail 1.7%
a
AutoZone, Inc. ..................................... United States 5,085 19,387,986
Dick's Sporting Goods, Inc. ............................ United States 21,020 4,236,791
Home Depot, Inc. (The) ............................... United States 8,245 3,021,710
Industria de Diseno Textil SA ........................... Spain 67,640 3,367,923
Lowe's Cos., Inc. .................................... United States 13,677 3,189,887
Ross Stores, Inc. ................................... United States 95,893 12,254,166
45,458,463
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc. ........................................ United States 381,840 84,818,119
Canon, Inc. ........................................ Japan 104,600 3,261,760
88,079,879
Textiles, Apparel & Luxury Goods 0.9%
a
Deckers Outdoor Corp. ............................... United States 47,754 5,339,375
a
Lululemon Athletica, Inc. .............................. United States 34,952 9,893,513
Pandora A/S ....................................... Denmark 21,415 3,282,091
Ralph Lauren Corp. , A ................................ United States 19,280 4,255,867
22,770,846
Tobacco 1.5%
Altria Group, Inc. .................................... United States 641,871 38,525,097
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................... United States 48,550 3,765,052
MonotaRO Co. Ltd. .................................. Japan 203,900 3,809,004
WW Grainger, Inc. ................................... United States 12,558 12,405,169
19,979,225
Wireless Telecommunication Services 0.2%
Vodafone Group plc ................................. United Kingdom 5,939,151 5,580,552
Total Common Stocks (Cost $ 1,388,719,989 ) ..................................
1,622,467,895
Management Investment Companies 4.3%
Capital Markets 4.3%
c
Franklin BSP Private Credit Fund , Class Advisor ............ United States 2,783,694 29,395,812
c
Franklin FTSE India ETF .............................. United States 165,050 6,080,442
c
Franklin High Yield Corporate ETF ...................... United States 205,000 4,885,150
c
Franklin Systematic Style Premia ETF .................... United States 2,225,000 54,623,750
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 18,450,484
113,435,638
Total Management Investment Companies (Cost $ 114,278,452 ) .................
113,435,638

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Banks 0.3%
d
Itausa SA , 5.27% ................................... Brazil 5,120,535 $ 8,479,713
Total Preferred Stocks (Cost $ 10,289,903 ) ....................................
8,479,713
Principal
Amount
*
Corporate Bonds 7.2%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 3,250,000 2,475,410
Banks 0.7%
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 8,807,047
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 8,870,000 8,439,873
17,246,920
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4%,
4/13/28 ......................................... Belgium 4,654,000 4,625,879
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4%, 3/15/54 .................
United States 9,088,000 8,932,619
b
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 1,862,000 1,721,676
10,654,295
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4%, 12/06/27 .....
China 6,300,000 6,135,885
Capital Markets 0.5%
b
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875%, 3/25/30 Netherlands 1,400,000 EUR 1,516,897
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ......................................... Germany 5,817,000 5,351,151
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 3,491,000 3,428,683
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125%, 4/30/31 .............................. United States 1,228,000 1,262,402
11,559,133
Chemicals 0.3%
Nutrien Ltd. , Senior Bond , 2.95%, 5/13/30 .................
Canada 9,075,000 8,309,240
Communications Equipment 0.1%
b
CommScope LLC , Senior Secured Note , 144A, 4.75%, 9/01/29 . United States 3,652,000 3,251,374
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 3,956,000 3,416,103
Senior Note , 2.45%, 10/29/26 ........................ Ireland 5,527,000 5,342,326
OneMain Finance Corp. , Senior Bond , 5.375%, 11/15/29 ......
United States 1,308,000 1,245,412
b ,e
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5%
to 6/16/25, FRN thereafter , Perpetual ................... Germany 3,700,000 EUR 4,001,109
14,004,950
Electric Utilities 0.3%
MidAmerican Energy Co. , Senior Bond , 4.25%, 5/01/46 .......
United States 10,392,000 8,625,201

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.4%
b
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.35%, 10/15/26 ................................... Germany 6,748,000 $ 6,572,231
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5%, 3/04/29 .... Australia 4,654,000 4,591,131
11,163,362
Food Products 0.6%
b ,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 8,644,000 9,050,057
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75%, 12/01/31 ........................ United States 4,800,000 4,394,427
Senior Note , 3%, 5/15/32 ........................... United States 1,310,362 1,128,081
14,572,565
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5%, 8/11/32 ...... United Kingdom 6,981,000 6,958,799
Health Care Providers & Services 0.3%
b
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375%, 2/16/31 ................................... Germany 10,471,000 8,862,012
Machinery 0.2%
b
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 5,176,000 5,026,630
Media 0.5%
Comcast Corp. , Senior Bond , 3.75%, 4/01/40 ..............
United States 6,272,000 5,147,681
Paramount Global , Senior Bond , 4.95%, 1/15/31 ............
United States 9,346,000 8,984,624
14,132,305
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25%, 7/16/29 .............
Luxembourg 6,981,000 6,819,912
b
Glencore Funding LLC , Senior Bond , 144A, 2.5%, 9/01/30 .... Australia 8,144,000 7,169,802
13,989,714
Oil, Gas & Consumable Fuels 0.6%
b
Aker BP ASA , Senior Bond , 144A, 3.1%, 7/15/31 ............ Norway 9,191,000 8,097,025
Canadian Natural Resources Ltd. , Senior Bond , 3.85%, 6/01/27
Canada 6,399,000 6,298,109
14,395,134
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4%, 1/17/29 ................
United Kingdom 4,654,000 4,600,806
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5%, 11/26/28 ...
Japan 6,500,000 6,586,989
11,187,795
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15%, 2/27/37 ...........
United Kingdom 2,680,000 2,840,950
Total Corporate Bonds (Cost $ 188,407,274 ) ...................................
190,017,553
Foreign Government and Agency Securities 14.1%
Asian Development Bank , Senior Note , 4.875%, 5/21/26 ......
Supranational
g
16,478,000 16,624,203
Australia Government Bond ,
b
Reg S, 1%, 11/21/31 ............................... Australia 22,871,000 AUD 11,750,014
b
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35%,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,353,620
h
Brazil Notas do Tesouro Nacional , Index Linked, 6%, 8/15/26 .. Brazil 35,801,664 BRL 6,146,357
b
Bundesrepublik Deutschland ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 15,906,329
Reg S, 2.3%, 2/15/33 ............................... Germany 64,657,492 EUR 68,564,261
Reg S, 1%, 5/15/38 ................................ Germany 38,000,000 EUR 32,536,970

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Canada Government Bond ,
3.25%, 9/01/28 ................................... Canada 20,600,000 CAD $ 14,651,688
2.5%, 12/01/32 ................................... Canada 27,072,000 CAD 18,357,903
2.75%, 6/01/33 ................................... Canada 19,081,000 CAD 13,133,875
China Government Bond ,
2.5%, 7/25/27 .................................... China 121,580,000 CNY 17,124,905
2.44%, 10/15/27 ................................... China 47,210,000 CNY 6,651,664
b
Export-Import Bank of Korea , Senior Note , Reg S, 7.15%, 4/18/25 South Korea 306,100,000 INR 3,578,292
b
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125%, 9/15/31 ............. Finland 2,437,000 EUR 2,229,648
Senior Bond , 144A, Reg S, 0.5%, 4/15/43 ............... Finland 2,085,000 EUR 1,367,744
b
France Government Bond ,
144A, Reg S, 2.75%, 2/25/30 ......................... France 4,770,335 EUR 5,161,116
144A, Reg S, 1.5%, 5/25/31 .......................... France 4,728,295 EUR 4,715,480
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,141,683
144A, Reg S, 2%, 11/25/32 .......................... France 15,124,000 EUR 15,093,767
Japan Government Bond , 0.5%, 6/20/29 ..................
Japan 2,802,000,000 18,250,140
b
Netherlands Government Bond , 144A, Reg S, 3.25%, 1/15/44 .. Netherlands 2,432,271 EUR 2,658,846
Petroleos Mexicanos , Senior Note , 6.5%, 3/13/27 ...........
Mexico 5,236,000 5,125,945
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875%, 7/21/26 ................................... Portugal 6,298,945 EUR 6,888,886
Spain Bonos Y Oblig del Estado ,
b
Senior Bond , 144A, Reg S, 2.7%, 10/31/48 .............. Spain 2,008,000 EUR 1,756,757
Senior Note , 2.5%, 5/31/27 .......................... Spain 3,087,000 EUR 3,359,770
Senior Note , 3.5%, 5/31/29 .......................... Spain 4,964,000 EUR 5,568,460
b
United Kingdom Gilt ,
Reg S, 4.125%, 1/29/27 ............................. United Kingdom 22,840,000 GBP 29,472,353
Reg S, 4.625%, 1/31/34 ............................. United Kingdom 15,140,000 GBP 19,603,837
Reg S, 4.5%, 12/07/42 .............................. United Kingdom 13,370,859 GBP 16,021,328
Total Foreign Government and Agency Securities (Cost $ 378,375,574 ) ..........
371,795,841
U.S. Government and Agency Securities 6.7%
U.S. Treasury Bonds , 4.125%, 8/15/44 ...................
United States 53,805,400 50,425,748
U.S. Treasury Notes ,
4%, 1/31/29 ...................................... United States 47,020,000 47,156,836
3.5%, 9/30/29 .................................... United States 11,100,000 10,900,547
2.75%, 8/15/32 ................................... United States 47,040,500 43,020,007
3.875%, 8/15/34 ................................... United States 25,028,500 24,400,832
Total U.S. Government and Agency Securities (Cost $ 174,742,376 ) ..............
175,903,970
Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.7%
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 5,233,460 5,137,610
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 17,699,671 17,386,024
FHLMC Pool, 30 Year , 6%, 3/01/54 - 8/01/54 ............... United States 6,827,020 6,939,850
FHLMC Pool, 30 Year , 6.5%, 2/01/55 ..................... United States 13,985,082 14,424,607
43,888,091
Federal National Mortgage Association (FNMA) Fixed Rate 0.6%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 3,218,490 2,565,123
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,606,907 3,835,834
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 4,335,664 3,761,672

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 7,287,413 $ 7,282,586
17,445,215
Total Mortgage-Backed Securities (Cost $ 60,941,118 ) ..........................
61,333,306
Total Long Term Investments (Cost $ 2,315,754,686 ) ...........................
2,543,433,916
a
Short Term Investments 2.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.6%
i
Canada Treasury Bills , 3.06%, 5/22/25 ................... Canada 98,083,000 CAD 67,902,567
Total Foreign Government and Agency Securities (Cost $ 67,961,568 ) ............
67,902,567
Shares
Money Market Funds 0.3%
c,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 8,630,151 8,630,151
Total Money Market Funds (Cost $ 8,630,151 ) .................................
8,630,151
Total Short Term Investments (Cost $ 76,591,719 ) ..............................
76,532,718
a
Total Investments (Cost $ 2,392,346,405 ) 99.4% ................................
$2,619,966,634
Other Assets, less Liabilities 0.6% ...........................................
15,683,422
Net Assets 100.0% .........................................................
$2,635,650,056
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $330,692,544, representing 12.5% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Perpetual security with no stated maturity date.
f
Income may be received in additional securities and/or cash.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
The rate shown represents the yield at period end.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025, the Fund had the following futures contracts outstanding.
At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 50 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P/TSX 60 Index ........................... Short 80 $ 16,650,985 6/19/25 $ (107,621)
Total Futures Contracts ...................................................................... $(107,621)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 50,216,000 61,472,594 4/23/25 $ — $ (3,390,812)
Canadian Dollar .... BZWS Sell 159,148,000 110,805,392 4/23/25 99,582 —
Chinese Yuan ...... BZWS Sell 171,953,000 23,744,511 4/23/25 39,622 —
Euro ............. BZWS Buy 3,577,000 3,894,090 4/23/25 — (21,917)
Euro ............. BZWS Sell 166,748,000 173,922,333 4/23/25 — (6,585,676)
Total Forward Exchange Contracts ................................................... $139,204 $(9,998,405)
Net unrealized appreciation (depreciation) ............................................ $(9,859,201)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 547,307 $ 13,436,387
Domestic Equity 61.5%
a
Franklin Growth Fund , Class R6 ........................................ 1,379,163 175,098,546
a
Franklin U.S. Core Equity (IU) Fund ..................................... 18,343,743 301,754,575
a
Franklin U.S. Equity Index ETF ......................................... 2,849,600 139,583,667
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,702,301 96,077,868
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,973,446 104,605,827
817,120,483
Domestic Fixed Income 13.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,670,649 14,116,981
a
Franklin Investment Grade Corporate ETF ................................. 1,887,097 40,414,824
a
Franklin U.S. Core Bond ETF .......................................... 3,904,588 83,929,119
a
Franklin U.S. Treasury Bond ETF ....................................... 2,051,393 42,186,897
180,647,821
Foreign Equity 21.3%
a
ClearBridge International Growth Fund , Class IS ............................ 322,295 21,829,022
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,692,550 38,956,399
a
Franklin International Core Equity (IU) Fund ............................... 11,294,913 142,993,594
iShares Core MSCI EAFE ETF ......................................... 268,822 20,336,384
a
Templeton Developing Markets Trust , Class R6 ............................. 1,358,603 26,778,061
a
Templeton Foreign Fund , Class R6 ...................................... 4,019,325 32,677,109
283,570,569
Foreign Fixed Income 1.7%
a
Franklin High Yield Corporate ETF ...................................... 669,131 15,945,392
a
Franklin International Aggregate Bond ETF ................................ 300,149 6,069,013
22,014,405
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 976,954,788 ) ...............................................................
1,316,789,665
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 9,174,710 9,174,710
Total Money Market Funds (Cost $ 9,174,710 ) ...................................
9,174,710

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value $ 772,749 )
BNP Paribas Securities Corp. (Maturity Value $531,002)
Deutsche Bank Securities, Inc. (Maturity Value $55,893)
HSBC Securities (USA), Inc. (Maturity Value $185,854)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $ 788,334 ) ........................... $ 772,655 $ 772,655
Total Repurchase Agreements (Cost $ 772,655 ) ..................................
772,655
Total Short Term Investments (Cost $ 9,947,365 ) .................................
9,947,365
a
Total Investments (Cost $ 986,902,153 ) 99.8% ...................................
$1,326,737,030
Other Assets, less Liabilities 0.2% .............................................
2,032,256
Net Assets 100.0% ...........................................................
$1,328,769,286
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.8%
Domestic Equity 27.8%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 201,934 $ 4,894,873
a
Franklin U.S. Core Equity (IU) Fund ..................................... 56,201 924,507
JPMorgan Equity Premium Income ETF .................................. 84,075 4,804,045
JPMorgan Nasdaq Equity Premium Income ETF ............................ 38,625 2,000,003
12,623,428
Domestic Fixed Income 35.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 253,213 2,139,651
a
Franklin Investment Grade Corporate ETF ................................. 165,279 3,539,681
a
Franklin U.S. Core Bond ETF .......................................... 302,169 6,495,123
a
Franklin U.S. Government Securities Fund , Class R6 ........................ 802,476 4,100,655
16,275,110
Foreign Equity 6.0%
a
Franklin International Core Dividend Tilt Index ETF .......................... 41,200 1,342,708
a
Templeton Developing Markets Trust , Class R6 ............................. 22,827 449,921
a
Templeton Foreign Fund , Class R6 ...................................... 109,764 892,384
2,685,013
Foreign Fixed Income 23.1%
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 833,283 8,482,822
a
Franklin High Yield Corporate ETF ...................................... 83,080 1,979,796
10,462,618
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 42,217,486 ) ................................................................
42,046,169
Units
a a a a
Index-Linked Notes 4.9%
Capital Markets 4.9%
b,c
UBS AG into S&P 500 Index , Senior Note , 8.97% , 5/07/27 ..................... 1,999 2,222,432
Total Index-Linked Notes (Cost $ 2,099,710 ) .....................................
2,222,432
Total Long Term Investments (Cost $ 44,317,196 ) ................................
44,268,601
a
a a a a
Short Term Investments 2.3%
Shares
a
Money Market Funds 2.3%
a,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 1,043,578 1,043,578
Total Money Market Funds (Cost $ 1,043,578 ) ...................................
1,043,578
Total Short Term Investments (Cost $ 1,043,578 ) .................................
1,043,578
a
Total Investments (Cost $ 45,360,774 ) 100.0% ...................................
$45,312,179
Other Assets, less Liabilities 0.0%
†
............................................
15,734
Net Assets 100.0% ...........................................................
$45,327,913

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 10,260 $ 251,883
Domestic Equity 30.7%
a
Franklin Growth Fund , Class R6 ........................................ 12,854 1,631,967
a
Franklin U.S. Core Equity (IU) Fund ..................................... 221,856 3,649,531
a
Franklin U.S. Equity Index ETF ......................................... 9,425 461,670
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 15,853 894,743
a
Putnam Large Cap Value Fund , Class R6 ................................. 27,702 974,572
7,612,483
Domestic Fixed Income 46.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 107,558 908,868
a
Franklin Investment Grade Corporate ETF ................................. 121,103 2,593,590
a
Franklin U.S. Core Bond ETF .......................................... 250,563 5,385,852
a
Franklin U.S. Treasury Bond ETF ....................................... 131,623 2,706,827
11,595,137
Foreign Equity 15.2%
a
ClearBridge International Growth Fund , Class IS ............................ 4,092 277,121
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 57,381 605,365
a
Franklin International Core Equity (IU) Fund ............................... 143,342 1,814,714
iShares Core MSCI EAFE ETF ......................................... 3,404 257,513
a
Templeton Developing Markets Trust , Class R6 ............................. 21,112 416,113
a
Templeton Foreign Fund , Class R6 ...................................... 51,009 414,701
3,785,527
Foreign Fixed Income 5.7%
a
Franklin High Yield Corporate ETF ...................................... 42,938 1,023,213
a
Franklin International Aggregate Bond ETF ................................ 19,321 390,671
1,413,884
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 22,010,429 ) ................................................................
24,658,914
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 208,582 208,582
Total Money Market Funds (Cost $ 208,582 ) .....................................
208,582
Total Short Term Investments (Cost $ 208,582 ) ..................................
208,582
a
Total Investments (Cost $ 22,219,011 ) 99.9% ....................................
$24,867,496
Other Assets, less Liabilities 0.1% .............................................
14,497
Net Assets 100.0% ...........................................................
$24,881,993
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 43,758 $ 1,074,259
Domestic Equity 36.5%
a
Franklin Growth Fund, Class R6 ........................................ 65,356 8,297,551
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,128,005 18,555,680
a
Franklin U.S. Equity Index ETF ......................................... 48,000 2,351,213
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 80,661 4,552,507
a
Putnam Large Cap Value Fund, Class R6 ................................. 140,851 4,955,127
38,712,078
Domestic Fixed Income 38.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 381,400 3,222,833
a
Franklin Investment Grade Corporate ETF ................................. 429,465 9,197,594
a
Franklin U.S. Core Bond ETF .......................................... 888,583 19,100,092
a
Franklin U.S. Treasury Bond ETF ....................................... 466,838 9,600,523
41,121,042
Foreign Equity 18.1%
a
ClearBridge International Growth Fund, Class IS ............................ 20,813 1,409,651
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 291,653 3,076,936
a
Franklin International Core Equity (IU) Fund ............................... 729,149 9,231,021
iShares Core MSCI EAFE ETF ......................................... 17,367 1,313,813
a
Templeton Developing Markets Trust, Class R6 ............................. 107,306 2,115,008
a
Templeton Foreign Fund, Class R6 ...................................... 259,469 2,109,487
19,255,916
Foreign Fixed Income 4.7%
a
Franklin High Yield Corporate ETF ...................................... 152,278 3,628,785
a
Franklin International Aggregate Bond ETF ................................ 68,508 1,385,232
5,014,017
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$89,444,797) ................................................................
105,177,312
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.052% .................. 947,401 947,401
Total Money Market Funds (Cost $947,401) .....................................
947,401

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 50 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 4.356%, 4/01/25 (Maturity Value $82,236)
BNP Paribas Securities Corp. (Maturity Value $56,509)
Deutsche Bank Securities, Inc. (Maturity Value $5,948)
HSBC Securities (USA), Inc. (Maturity Value $19,779)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $83,894) ............................ $ 82,226 $ 82,226
Total Repurchase Agreements (Cost $82,226) ...................................
82,226
Total Short Term Investments (Cost $1,029,627) .................................
1,029,627
a
Total Investments (Cost $90,474,424) 100.1% ...................................
$106,206,939
Other Assets, less Liabilities (0.1)% ...........................................
(74,137)
Net Assets 100.0% ...........................................................
$106,132,802
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 30,086 $ 738,611
Domestic Equity 42.4%
a
Franklin Growth Fund , Class R6 ........................................ 52,264 6,635,427
a
Franklin U.S. Core Equity (IU) Fund ..................................... 902,050 14,838,724
a
Franklin U.S. Equity Index ETF ......................................... 38,396 1,880,774
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,495 3,640,098
a
Putnam Large Cap Value Fund , Class R6 ................................. 112,637 3,962,553
30,957,576
Domestic Fixed Income 30.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 208,458 1,761,468
a
Franklin Investment Grade Corporate ETF ................................. 234,754 5,027,586
a
Franklin U.S. Core Bond ETF .......................................... 485,725 10,440,659
a
Franklin U.S. Treasury Bond ETF ....................................... 255,193 5,248,044
22,477,757
Foreign Equity 21.2%
a
ClearBridge International Growth Fund , Class IS ............................ 16,643 1,127,244
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 233,200 2,460,256
a
Franklin International Core Equity (IU) Fund ............................... 583,072 7,381,694
iShares Core MSCI EAFE ETF ......................................... 13,882 1,050,173
a
Templeton Developing Markets Trust , Class R6 ............................. 85,800 1,691,118
a
Templeton Foreign Fund , Class R6 ...................................... 207,488 1,686,876
15,397,361
Foreign Fixed Income 3.7%
a
Franklin High Yield Corporate ETF ...................................... 83,239 1,983,586
a
Franklin International Aggregate Bond ETF ................................ 37,433 756,895
2,740,481
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 61,181,995 ) ................................................................
72,311,786
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 859,382 859,382
Total Money Market Funds (Cost $ 859,382 ) .....................................
859,382
Total Short Term Investments (Cost $ 859,382 ) ..................................
859,382
a
Total Investments (Cost $ 62,041,377 ) 100.3% ...................................
$73,171,168
Other Assets, less Liabilities (0.3) % ...........................................
(167,458)
Net Assets 100.0% ...........................................................
$73,003,710
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 57,150 $ 1,403,032
Domestic Equity 48.2%
a
Franklin Growth Fund , Class R6 ........................................ 112,872 14,330,197
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,948,127 32,046,696
a
Franklin U.S. Equity Index ETF ......................................... 82,937 4,062,553
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 139,324 7,863,447
a
Putnam Large Cap Value Fund , Class R6 ................................. 243,260 8,557,884
66,860,777
Domestic Fixed Income 23.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 296,126 2,502,264
a
Franklin Investment Grade Corporate ETF ................................. 333,546 7,143,355
a
Franklin U.S. Core Bond ETF .......................................... 690,159 14,834,968
a
Franklin U.S. Treasury Bond ETF ....................................... 362,593 7,456,725
31,937,312
Foreign Equity 24.0%
a
ClearBridge International Growth Fund , Class IS ............................ 35,945 2,434,568
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 504,266 5,320,008
a
Franklin International Core Equity (IU) Fund ............................... 1,259,285 15,942,548
iShares Core MSCI EAFE ETF ......................................... 29,999 2,269,424
a
Templeton Developing Markets Trust , Class R6 ............................. 185,532 3,656,835
a
Templeton Foreign Fund , Class R6 ...................................... 448,120 3,643,218
33,266,601
Foreign Fixed Income 2.8%
a
Franklin High Yield Corporate ETF ...................................... 118,262 2,818,183
a
Franklin International Aggregate Bond ETF ................................ 53,202 1,075,744
3,893,927
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 111,663,391 ) ...............................................................
137,361,649
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 1,332,228 1,332,228
Total Money Market Funds (Cost $ 1,332,228 ) ...................................
1,332,228

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value $ 268,659 )
BNP Paribas Securities Corp. (Maturity Value $184,612)
Deutsche Bank Securities, Inc. (Maturity Value $19,432)
HSBC Securities (USA), Inc. (Maturity Value $64,615)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $ 274,077 ) ........................... $ 268,626 $ 268,626
Total Repurchase Agreements (Cost $ 268,626 ) ..................................
268,626
Total Short Term Investments (Cost $ 1,600,854 ) .................................
1,600,854
a
Total Investments (Cost $ 113,264,245 ) 100.3% ..................................
$138,962,503
Other Assets, less Liabilities (0.3) % ...........................................
(310,102)
Net Assets 100.0% ...........................................................
$138,652,401
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 25,837 $ 634,298
Domestic Equity 53.7%
a
Franklin Growth Fund , Class R6 ........................................ 56,771 7,207,590
a
Franklin U.S. Core Equity (IU) Fund ..................................... 754,976 12,419,352
a
Franklin U.S. Equity Index ETF ......................................... 117,300 5,745,776
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 70,067 3,954,582
a
Putnam Large Cap Value Fund , Class R6 ................................. 122,357 4,304,510
33,631,810
Domestic Fixed Income 16.2%
a
Franklin Investment Grade Corporate ETF ................................. 115,078 2,464,557
a
Franklin U.S. Core Bond ETF .......................................... 238,127 5,118,540
a
Franklin U.S. Treasury Bond ETF ....................................... 125,096 2,572,599
10,155,696
Foreign Equity 26.6%
a
ClearBridge International Growth Fund , Class IS ............................ 18,086 1,224,963
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 253,319 2,672,516
a
Franklin International Core Equity (IU) Fund ............................... 633,605 8,021,443
iShares Core MSCI EAFE ETF ......................................... 15,084 1,141,105
a
Templeton Developing Markets Trust , Class R6 ............................. 93,202 1,837,011
a
Templeton Foreign Fund , Class R6 ...................................... 225,470 1,833,069
16,730,107
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 40,798 972,216
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 50,595,852 ) ................................................................
62,124,127
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 505,590 505,590
Total Money Market Funds (Cost $ 505,590 ) .....................................
505,590
Total Short Term Investments (Cost $ 505,590 ) ..................................
505,590
a
Total Investments (Cost $ 51,101,442 ) 99.8% ....................................
$62,629,717
Other Assets, less Liabilities 0.2% .............................................
91,663
Net Assets 100.0% ...........................................................
$62,721,380
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 42,509 $ 1,043,596
Domestic Equity 59.5%
a
Franklin Growth Fund , Class R6 ........................................ 103,522 13,143,171
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,376,704 22,646,773
a
Franklin U.S. Equity Index ETF ......................................... 213,900 10,477,592
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 127,792 7,212,580
a
Putnam Large Cap Value Fund , Class R6 ................................. 223,117 7,849,247
61,329,363
Domestic Fixed Income 9.0%
a
Franklin U.S. Core Bond ETF .......................................... 433,811 9,324,767
Foreign Equity 29.6%
a
ClearBridge International Growth Fund , Class IS ............................ 32,981 2,233,784
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 462,413 4,878,455
a
Franklin International Core Equity (IU) Fund ............................... 1,155,417 14,627,585
iShares Core MSCI EAFE ETF ......................................... 27,527 2,082,418
a
Templeton Developing Markets Trust , Class R6 ............................. 170,133 3,353,316
a
Templeton Foreign Fund , Class R6 ...................................... 411,159 3,342,722
30,518,280
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 78,934,862 ) ................................................................
102,216,006
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 1,151,893 1,151,893
Total Money Market Funds (Cost $ 1,151,893 ) ...................................
1,151,893
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value $ 86,887 )
BNP Paribas Securities Corp. (Maturity Value $59,705)
Deutsche Bank Securities, Inc. (Maturity Value $6,285)
HSBC Securities (USA), Inc. (Maturity Value $20,897)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $ 88,640 ) ............................ $ 86,877 86,877
Total Repurchase Agreements (Cost $ 86,877 ) ...................................
86,877
Total Short Term Investments (Cost $ 1,238,770 ) .................................
1,238,770
a
Total Investments (Cost $ 80,173,632 ) 100.3% ...................................
$103,454,776
Other Assets, less Liabilities (0.3) % ...........................................
(289,650)
Net Assets 100.0% ...........................................................
$103,165,126

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 22,963 $ 563,741
Domestic Equity 63.4%
a
Franklin Growth Fund , Class R6 ........................................ 59,616 7,568,820
a
Franklin U.S. Core Equity (IU) Fund ..................................... 792,825 13,041,970
a
Franklin U.S. Equity Index ETF ......................................... 123,180 6,033,800
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 73,587 4,153,250
a
Putnam Large Cap Value Fund , Class R6 ................................. 128,493 4,520,386
35,318,226
Domestic Fixed Income 3.1%
a
Franklin U.S. Core Bond ETF .......................................... 80,909 1,739,139
Foreign Equity 31.5%
a
ClearBridge International Growth Fund , Class IS ............................ 18,982 1,285,653
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 266,175 2,808,145
a
Franklin International Core Equity (IU) Fund ............................... 664,989 8,418,762
iShares Core MSCI EAFE ETF ......................................... 15,832 1,197,691
a
Templeton Developing Markets Trust , Class R6 ............................. 97,932 1,930,235
a
Templeton Foreign Fund , Class R6 ...................................... 236,638 1,923,868
17,564,354
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 43,725,533 ) ................................................................
55,185,460
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 407,729 407,729
Total Money Market Funds (Cost $ 407,729 ) .....................................
407,729
Total Short Term Investments (Cost $ 407,729 ) ..................................
407,729
a
Total Investments (Cost $ 44,133,262 ) 99.7% ....................................
$55,593,189
Other Assets, less Liabilities 0.3% .............................................
151,459
Net Assets 100.0% ...........................................................
$55,744,648
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 17,038 $ 418,283
Domestic Equity 64.3%
a
Franklin Growth Fund , Class R6 ........................................ 44,972 5,709,679
a
Franklin U.S. Core Equity (IU) Fund ..................................... 598,076 9,838,349
a
Franklin U.S. Equity Index ETF ......................................... 92,925 4,551,801
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 55,499 3,132,364
a
Putnam Large Cap Value Fund , Class R6 ................................. 96,929 3,409,970
26,642,163
Domestic Fixed Income 1.6%
a
Franklin U.S. Core Bond ETF .......................................... 31,396 674,857
Foreign Equity 31.9%
a
ClearBridge International Growth Fund , Class IS ............................ 14,323 970,105
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 200,705 2,117,439
a
Franklin International Core Equity (IU) Fund ............................... 501,779 6,352,524
iShares Core MSCI EAFE ETF ......................................... 11,955 904,396
a
Templeton Developing Markets Trust , Class R6 ............................. 73,844 1,455,465
a
Templeton Foreign Fund , Class R6 ...................................... 178,558 1,451,678
13,251,607
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 32,959,477 ) ................................................................
40,986,910
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 454,320 454,320
Total Money Market Funds (Cost $ 454,320 ) .....................................
454,320
Total Short Term Investments (Cost $ 454,320 ) ..................................
454,320
a
Total Investments (Cost $ 33,413,797 ) 99.9% ....................................
$41,441,230
Other Assets, less Liabilities 0.1% .............................................
39,245
Net Assets 100.0% ...........................................................
$41,480,475
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 3,519 $ 86,391
Domestic Equity 63.8%
a
Franklin Growth Fund , Class R6 ........................................ 9,327 1,184,216
a
Franklin U.S. Core Equity (IU) Fund ..................................... 124,043 2,040,513
a
Franklin U.S. Equity Index ETF ......................................... 19,250 942,934
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 11,505 649,342
a
Putnam Large Cap Value Fund , Class R6 ................................. 20,103 707,230
5,524,235
Domestic Fixed Income 1.6%
a
Franklin U.S. Core Bond ETF .......................................... 6,500 139,718
Foreign Equity 31.7%
a
ClearBridge International Growth Fund , Class IS ............................ 2,971 201,209
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 41,628 439,171
a
Franklin International Core Equity (IU) Fund ............................... 104,073 1,317,568
iShares Core MSCI EAFE ETF ......................................... 2,464 186,402
a
Templeton Developing Markets Trust , Class R6 ............................. 15,316 301,872
a
Templeton Foreign Fund , Class R6 ...................................... 37,033 301,082
2,747,304
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 7,728,964 ) .................................................................
8,497,648
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 120,117 120,117
Total Money Market Funds (Cost $ 120,117 ) .....................................
120,117
Total Short Term Investments (Cost $ 120,117 ) ..................................
120,117
a
Total Investments (Cost $ 7,849,081 ) 99.5% .....................................
$8,617,765
Other Assets, less Liabilities 0.5% .............................................
44,585
Net Assets 100.0% ...........................................................
$8,662,350
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2025
Franklin Moderate Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 662,373 $ 16,261,257
Domestic Equity 46.7%
a
Franklin Growth Fund , Class R6 ........................................ 1,265,701 160,693,397
a
Franklin U.S. Core Equity (IU) Fund ..................................... 21,848,779 359,412,419
a
Franklin U.S. Equity Index ETF ......................................... 929,950 45,552,299
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,562,292 88,175,761
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,728,719 95,996,333
749,830,209
Domestic Fixed Income 31.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,682,180 39,564,422
a
Franklin Investment Grade Corporate ETF ................................. 5,277,898 113,033,575
a
Franklin U.S. Core Bond ETF .......................................... 10,920,416 234,734,342
a
Franklin U.S. Treasury Bond ETF ....................................... 5,737,397 117,989,569
505,321,908
Foreign Equity 16.2%
a
ClearBridge International Growth Fund , Class IS ............................ 295,727 20,029,566
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,389,863 35,763,054
a
Franklin International Core Equity (IU) Fund ............................... 10,363,929 131,207,337
iShares Core MSCI EAFE ETF ......................................... 246,672 18,660,736
a
Templeton Developing Markets Trust , Class R6 ............................. 1,247,238 24,583,058
a
Templeton Foreign Fund , Class R6 ...................................... 3,688,030 29,983,684
260,227,435
Foreign Fixed Income 3.8%
a
Franklin High Yield Corporate ETF ...................................... 1,871,445 44,596,534
a
Franklin International Aggregate Bond ETF ................................ 841,238 17,009,832
61,606,366
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,287,057,176 ) ..............................................................
1,593,247,175
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 9,082,624 9,082,624
Total Money Market Funds (Cost $ 9,082,624 ) ...................................
9,082,624

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 50 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.356% , 4/01/25 (Maturity Value $ 1,036,056 )
BNP Paribas Securities Corp. (Maturity Value $711,936)
Deutsche Bank Securities, Inc. (Maturity Value $74,938)
HSBC Securities (USA), Inc. (Maturity Value $249,182)
Collateralized by U.S. Government Agency Securities, 2.5% - 7.5%, 11/20/33 -
5/15/63; U.S. Treasury Bonds, 1.13%, 5/15/40; and U.S. Treasury Notes, 1.25% -
4.88%, 6/30/28 - 10/31/28 (valued at $ 1,056,952 ) .......................... $ 1,035,931 $ 1,035,931
Total Repurchase Agreements (Cost $ 1,035,931 ) ................................
1,035,931
Total Short Term Investments (Cost $ 10,118,555 ) ................................
10,118,555
a
Total Investments (Cost $ 1,297,175,731 ) 99.7% ..................................
$1,603,365,730
Other Assets, less Liabilities 0.3% .............................................
3,841,179
Net Assets 100.0% ...........................................................
$1,607,206,909
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2025, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended March 31, 2025, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,632,925 $ 818,522 $ (2,271,173) $ (791,665) $ 1,794,365 $ 32,182,974 3,808,636 $ 541,732
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge International Growth
Fund, Class IS ............ $ 5,870,363 $ 1,353,929 $ (437,909) $ 12,546 $ 276,709 $ 7,075,638 104,468 $ —
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,979,823 62,164 (921,813) (25,936) 551,896 12,646,134 1,198,686 —
Franklin Growth Fund, Class R6 . 61,035,865 2,380,770 (3,088,044) (277,253) (3,262,494) 56,788,844 447,297 —
Franklin High Yield Corporate ETF 37,821,562 163,853 (1,672,795) (121,477) 63,962 36,255,105 1,521,406 385,744
Franklin International Aggregate
Bond ETF ................ 14,164,485 214,081 (499,924) (127,535) 84,853 13,835,960 684,271 —
Franklin International Core Equity
(IU) Fund ................ 38,812,275 7,677,334 (3,277,829) 154,908 2,983,921 46,350,609 3,661,186 —
Franklin Investment Grade
Corporate ETF ............ 94,539,513 273,414 (4,376,570) (353,546) 1,810,121 91,892,932 4,290,774 684,891
Franklin Systematic Style Premia
ETF .................... 8,839,551 94,277 (725,528) 45,538 180,953 8,434,791 343,576 —
Franklin U.S. Core Bond ETF ... 197,813,507 788,769 (11,473,402) (2,065,295) 5,767,806 190,831,385 8,877,943 1,364,548
Franklin U.S. Core Equity (IU) Fund 137,754,964 3,608,621 (7,971,889) (147,175) (6,230,523) 127,013,998 7,721,216 —
Franklin U.S. Equity Index ETF . 13,989,990 3,213,793 (413,985) 10,886 (703,547) 16,097,137 328,623 32,723
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,052,741 1,240,734 (918,600) 12,628 (1,226,866) 31,160,637 552,102 72,805
Franklin U.S. Treasury Bond ETF 99,291,154 553,847 (6,068,020) (1,099,717) 3,244,024 95,921,288 4,664,298 652,982
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 73,842 21,407,201 (17,106,204) — — 4,374,839 4,374,839 53,804
Putnam Large Cap Value Fund,
Class R6 ................ 35,392,831 1,355,626 (3,570,226) (202,143) 947,797 33,923,885 964,295 139,715
Templeton Developing Markets
Trust, Class R6 ............ 8,390,538 475,167 (661,407) (21,691) 510,203 8,692,810 441,036 —
Templeton Foreign Fund, Class R6 8,943,982 1,685,165 (809,957) (3,666) 776,578 10,592,102 1,302,842 —
Total Non-Controlled Affiliates $840,399,911 $47,367,267 $(66,265,275) $(5,000,593) $7,569,758 $824,071,068 $3,928,944
Total Affiliated Securities .... $840,399,911 $47,367,267 $(66,265,275) $(5,000,593) $7,569,758 $824,071,068 $3,928,944
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 249,254,536 — (5,120,346) (93,306) (13,907,125) 230,133,759 1,812,648 —
Franklin Growth Opportunities
Fund, Class R6 ............ 262,809,393 — (5,362,213) (148,305) (24,525,234) 232,773,641 4,449,037 —
Franklin Mutual Shares Fund, Class
R6 ..................... 240,349,025 — (5,097,683) 154,243 5,943,460 241,349,045 9,449,845 —
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 1,104 4,718,821 (4,719,840) — — 85 85 1,354
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 231,465,919 $ — $ (4,932,727) $ 1,022 $ 2,998,925 $ 229,533,139 8,609,645 $ —
Total Non-Controlled Affiliates $983,879,977 $4,718,821 $(25,232,809) $(86,346) $(29,489,974) $933,789,669 $1,354
Total Affiliated Securities .... $983,879,977 $4,718,821 $(25,232,809) $(86,346) $(29,489,974) $933,789,669 $1,354
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 40,250,539 786 (2,921,802) (40,765) 1,667,641 38,956,399 3,692,550 —
Franklin International Core Equity
(IU) Fund ................ 120,278,099 22,632,053 (9,681,738) 320,460 9,444,720 142,993,594 11,294,913 —
Franklin U.S. Core Equity (IU) Fund 329,433,361 4,032,856 (16,398,644) 35,215 (15,348,213) 301,754,575 18,343,743 —
Total Controlled Affiliates .... $489,961,999 $26,665,695 $(29,002,184) $314,910 $(4,235,852) $483,704,568 $—
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,291,640 430,101 (1,045,290) (311,515) 752,045 14,116,981 1,670,649 238,249
ClearBridge International Growth
Fund, Class IS ............ 18,192,123 3,991,572 (1,253,861) 42,732 856,456 21,829,022 322,295 —
Franklin Growth Fund, Class R6 . 189,184,355 4,926,470 (7,950,679) (1,019,184) (10,042,416) 175,098,546 1,379,163 —
Franklin High Yield Corporate ETF 16,562,939 278,733 (870,299) (8,826) (17,155) 15,945,392 669,131 169,780
Franklin International Aggregate
Bond ETF ................ 6,203,125 155,765 (271,324) (64,269) 45,716 6,069,013 300,149 —
Franklin Investment Grade
Corporate ETF ............ 41,402,203 641,679 (2,273,494) (122,319) 766,755 40,414,824 1,887,097 301,455
Franklin Systematic Style Premia
ETF .................... 14,172,820 249,803 (1,351,068) 11,895 352,937 13,436,387 547,307 —
Franklin U.S. Core Bond ETF ... 86,630,085 1,428,254 (5,766,556) (533,343) 2,170,679 83,929,119 3,904,588 600,726
Franklin U.S. Equity Index ETF . 140,725,006 7,144,889 (1,637,414) (34,517) (6,614,297) 139,583,667 2,849,600 319,130
Franklin U.S. Large Cap Multifactor
Index ETF ............... 99,353,811 1,602,416 (1,109,286) (28,422) (3,740,651) 96,077,868 1,702,301 226,138
Franklin U.S. Treasury Bond ETF 43,483,203 786,595 (3,031,553) (189,620) 1,138,272 42,186,897 2,051,393 287,391
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 35,400 28,921,727 (19,782,417) — — 9,174,710 9,174,710 94,604
Putnam Large Cap Value Fund,
Class R6 ................ 109,700,695 3,437,222 (10,856,846) (642,585) 2,967,341 104,605,827 2,973,446 433,582
Templeton Developing Markets
Trust, Class R6 ............ 26,018,653 1,003,432 (1,772,151) (62,998) 1,591,125 26,778,061 1,358,603 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 27,717,356 $ 4,958,843 $ (2,408,519) $ (27,352) $ 2,436,781 $ 32,677,109 4,019,325 $ —
Total Non-Controlled Affiliates $833,673,414 $59,957,501 $(61,380,757) $(2,990,323) $(7,336,412) $821,923,423 $2,671,055
Total Affiliated Securities .... $1,323,635,413 $86,623,196 $(90,382,941) $(2,675,413) $(11,572,264) $1,305,627,991 $2,671,055
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,022,702 96,106 (41,242) (12,365) 74,450 2,139,651 253,213 34,980
BrandywineGLOBAL High Yield
Fund, Class IS ............ 8,372,835 393,532 (166,715) (779) (116,051) 8,482,822 833,283 149,820
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,967,756 186,346 (96,250) (1,812) (161,167) 4,894,873 201,934 42,235
Franklin High Yield Corporate ETF 1,965,814 56,454 (39,022) (3,760) 310 1,979,796 83,080 20,754
Franklin International Core Dividend
Tilt Index ETF ............. 1,227,409 35,436 (26,133) (594) 106,590 1,342,708 41,200 2,023
Franklin Investment Grade
Corporate ETF ............ 3,455,370 99,805 (69,846) (18,833) 73,185 3,539,681 165,279 25,564
Franklin U.S. Core Bond ETF ... 6,317,383 181,971 (126,976) (22,890) 145,635 6,495,123 302,169 44,748
Franklin U.S. Core Equity (IU) Fund 958,533 30,464 (18,576) (739) (45,175) 924,507 56,201 —
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,953,901 153,562 (79,059) (12,856) 85,107 4,100,655 802,476 37,130
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 1,066,597 2,590,673 (2,613,692) — — 1,043,578 1,043,578 10,782
Templeton Developing Markets
Trust, Class R6 ............ 418,046 15,307 (8,838) (979) 26,385 449,921 22,827 —
Templeton Foreign Fund, Class R6 810,980 26,610 (17,225) 45 71,974 892,384 109,764 —
Total Non-Controlled Affiliates $35,537,326 $3,866,266 $(3,303,574) $(75,562) $261,243 $36,285,699 $368,036
Total Affiliated Securities .... $35,537,326 $3,866,266 $(3,303,574) $(75,562) $261,243 $36,285,699 $368,036
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 918,807 33,545 (71,992) (23,307) 51,815 908,868 107,558 15,260
ClearBridge International Growth
Fund, Class IS ............ 269,385 16,235 (21,816) 2,050 11,267 277,121 4,092 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 645,141 5,814 (71,878) 1,008 25,280 605,365 57,381 —
Franklin Growth Fund, Class R6 . 1,675,891 109,427 (55,182) (7,142) (91,027) 1,631,967 12,854 —
Franklin High Yield Corporate ETF 1,064,912 15,073 (55,092) (3,815) 2,135 1,023,213 42,938 10,946
Franklin International Aggregate
Bond ETF ................ 398,421 11,170 (17,660) (4,248) 2,988 390,671 19,321 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 1,781,603 $ 52,959 $ (164,974) $ 28,039 $ 117,087 $ 1,814,714 143,342 $ —
Franklin Investment Grade
Corporate ETF ............ 2,661,381 35,482 (144,530) (7,958) 49,215 2,593,590 121,103 19,438
Franklin Systematic Style Premia
ETF .................... 263,249 3,003 (21,127) 1,460 5,298 251,883 10,260 —
Franklin U.S. Core Bond ETF ... 5,569,089 73,546 (361,613) (64,927) 169,757 5,385,852 250,563 38,717
Franklin U.S. Core Equity (IU) Fund 3,782,224 212,646 (167,757) (1,564) (176,018) 3,649,531 221,856 —
Franklin U.S. Equity Index ETF . 382,516 116,380 (17,907) 1,731 (21,050) 461,670 9,425 896
Franklin U.S. Large Cap Multifactor
Index ETF ............... 879,776 87,198 (38,212) (1,407) (32,612) 894,743 15,853 2,001
Franklin U.S. Treasury Bond ETF 2,795,131 40,904 (189,847) (16,312) 76,951 2,706,827 131,623 18,533
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 20,292 1,048,288 (859,998) — — 208,582 208,582 1,702
Putnam Large Cap Value Fund,
Class R6 ................ 972,028 46,217 (63,836) (4,191) 24,354 974,572 27,702 3,887
Templeton Developing Markets
Trust, Class R6 ............ 417,074 9,328 (34,843) (776) 25,330 416,113 21,112 —
Templeton Foreign Fund, Class R6 410,420 9,139 (40,667) 7,334 28,475 414,701 51,009 —
Total Non-Controlled Affiliates $24,907,340 $1,926,354 $(2,398,931) $(94,025) $269,245 $24,609,983 $111,380
Total Affiliated Securities .... $24,907,340 $1,926,354 $(2,398,931) $(94,025) $269,245 $24,609,983 $111,380
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,278,382 127,238 (282,634) (100,195) 200,042 3,222,833 381,400 54,151
ClearBridge International Growth
Fund, Class IS ............ 1,377,313 83,507 (118,711) 9,876 57,666 1,409,651 20,813 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,299,462 29,468 (384,885) 3,646 129,245 3,076,936 291,653 —
Franklin Growth Fund, Class R6 . 8,577,095 515,479 (304,182) (36,462) (454,379) 8,297,551 65,356 —
Franklin High Yield Corporate ETF 3,799,579 51,044 (216,378) (15,181) 9,721 3,628,785 152,278 38,440
Franklin International Aggregate
Bond ETF ................ 1,422,804 43,027 (76,362) (19,437) 15,200 1,385,232 68,508 —
Franklin International Core Equity
(IU) Fund ................ 9,108,851 263,385 (872,308) 107,165 623,928 9,231,021 729,149 —
Franklin Investment Grade
Corporate ETF ............ 9,497,342 149,227 (594,366) (46,440) 191,831 9,197,594 429,465 68,257
Franklin Systematic Style Premia
ETF .................... 1,125,755 7,806 (88,105) 6,367 22,436 1,074,259 43,758 —
Franklin U.S. Core Bond ETF ... 19,872,748 256,105 (1,397,458) (260,842) 629,539 19,100,092 888,583 136,017
Franklin U.S. Core Equity (IU) Fund 19,356,229 955,962 (875,175) 7,802 (889,138) 18,555,680 1,128,005 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Equity Index ETF . $ 1,965,211 $ 578,156 $ (96,220) $ 20,316 $ (116,250) $ 2,351,213 48,000 $ 4,558
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,502,731 410,251 (192,606) (4,152) (163,717) 4,552,507 80,661 10,149
Franklin U.S. Treasury Bond ETF 9,974,752 145,047 (732,696) (130,530) 343,950 9,600,523 466,838 65,074
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 3,765 3,684,037 (2,740,401) — — 947,401 947,401 7,647
Putnam Large Cap Value Fund,
Class R6 ................ 4,973,056 222,922 (346,229) (23,666) 129,044 4,955,127 140,851 19,406
Templeton Developing Markets
Trust, Class R6 ............ 2,132,981 31,440 (173,811) (4,770) 129,168 2,115,008 107,306 —
Templeton Foreign Fund, Class R6 2,098,352 41,301 (210,435) 40,195 140,074 2,109,487 259,469 —
Total Non-Controlled Affiliates $106,366,408 $7,595,402 $(9,702,962) $(446,308) $998,360 $104,810,900 $403,699
Total Affiliated Securities .... $106,366,408 $7,595,402 $(9,702,962) $(446,308) $998,360 $104,810,900 $403,699
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,725,932 83,034 (100,877) (35,323) 88,702 1,761,468 208,458 29,598
ClearBridge International Growth
Fund, Class IS ............ 1,061,794 74,426 (61,073) 3,877 48,220 1,127,244 16,643 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,541,869 44,711 (229,971) 16,637 87,010 2,460,256 233,200 —
Franklin Growth Fund, Class R6 . 6,610,430 462,839 (39,701) (4,578) (393,563) 6,635,427 52,264 —
Franklin High Yield Corporate ETF 2,000,043 49,983 (62,927) (1,627) (1,886) 1,983,586 83,239 20,792
Franklin International Aggregate
Bond ETF ................ 749,001 28,383 (18,207) (4,390) 2,108 756,895 37,433 —
Franklin International Core Equity
(IU) Fund ................ 7,022,113 273,279 (486,965) 54,892 518,375 7,381,694 583,072 —
Franklin Investment Grade
Corporate ETF ............ 4,999,546 120,676 (171,677) (15,743) 94,784 5,027,586 234,754 36,922
Franklin Systematic Style Premia
ETF .................... 749,842 16,213 (46,963) (140) 19,659 738,611 30,086 —
Franklin U.S. Core Bond ETF ... 10,461,695 256,002 (478,508) (86,322) 287,792 10,440,659 485,725 73,542
Franklin U.S. Core Equity (IU) Fund 14,910,025 899,044 (250,553) 596 (720,388) 14,838,724 902,050 —
Franklin U.S. Equity Index ETF . 1,513,174 472,974 (27,213) 1,245 (79,406) 1,880,774 38,396 3,647
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,468,263 356,189 (45,847) (1,494) (137,013) 3,640,098 64,495 8,120
Franklin U.S. Treasury Bond ETF 5,251,179 136,822 (256,528) (45,782) 162,353 5,248,044 255,193 35,204
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 2,084 2,535,642 (1,678,344) — — 859,382 859,382 6,197
Putnam Large Cap Value Fund,
Class R6 ................ 3,830,736 201,039 (148,503) (11,716) 90,997 3,962,553 112,637 15,498
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 1,643,183 $ 43,849 $ (92,856) $ (3,643) $ 100,585 $ 1,691,118 85,800 $ —
Templeton Foreign Fund, Class R6 1,617,683 49,952 (122,360) 6,647 134,954 1,686,876 207,488 —
Total Non-Controlled Affiliates $70,158,592 $6,105,057 $(4,319,073) $(126,864) $303,283 $72,120,995 $229,520
Total Affiliated Securities .... $70,158,592 $6,105,057 $(4,319,073) $(126,864) $303,283 $72,120,995 $229,520
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,494,370 83,668 (153,169) (52,841) 130,236 2,502,264 296,126 42,110
ClearBridge International Growth
Fund, Class IS ............ 2,334,167 120,782 (135,471) 11,568 103,522 2,434,568 35,945 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,595,906 — (504,033) 6,786 221,349 5,320,008 504,266 —
Franklin Growth Fund, Class R6 . 14,531,587 748,811 (87,153) (13,345) (849,703) 14,330,197 112,872 —
Franklin High Yield Corporate ETF 2,890,347 31,441 (98,888) (6,950) 2,233 2,818,183 118,262 29,909
Franklin International Aggregate
Bond ETF ................ 1,081,979 26,380 (29,353) (7,396) 4,134 1,075,744 53,202 —
Franklin International Core Equity
(IU) Fund ................ 15,436,666 305,388 (1,058,288) 147,131 1,111,651 15,942,548 1,259,285 —
Franklin Investment Grade
Corporate ETF ............ 7,225,226 73,607 (269,228) (24,785) 138,535 7,143,355 333,546 53,106
Franklin Systematic Style Premia
ETF .................... 1,445,360 30,625 (110,537) 501 37,083 1,403,032 57,150 —
Franklin U.S. Core Bond ETF ... 15,118,556 161,460 (734,073) (132,354) 421,379 14,834,968 690,159 105,806
Franklin U.S. Core Equity (IU) Fund 32,785,330 1,322,123 (503,616) (7,681) (1,549,460) 32,046,696 1,948,127 —
Franklin U.S. Equity Index ETF . 3,327,740 964,303 (60,383) 1,132 (170,239) 4,062,553 82,937 7,901
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,627,539 639,882 (105,928) (4,024) (294,022) 7,863,447 139,324 17,583
Franklin U.S. Treasury Bond ETF 7,588,620 93,402 (392,509) (69,203) 236,415 7,456,725 362,593 50,632
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 4,644 3,012,098 (1,684,514) — — 1,332,228 1,332,228 10,993
Putnam Large Cap Value Fund,
Class R6 ................ 8,423,320 296,039 (337,281) (27,920) 203,726 8,557,884 243,260 33,748
Templeton Developing Markets
Trust, Class R6 ............ 3,617,465 27,774 (202,642) (5,664) 219,902 3,656,835 185,532 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 3,556,166 $ 41,851 $ (265,666) $ 17,648 $ 293,219 $ 3,643,218 448,120 $ —
Total Non-Controlled Affiliates $135,084,988 $7,979,634 $(6,732,732) $(167,397) $259,960 $136,424,453 $351,788
Total Affiliated Securities .... $135,084,988 $7,979,634 $(6,732,732) $(167,397) $259,960 $136,424,453 $351,788
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,159,418 77,114 (67,965) 3,934 52,462 1,224,963 18,086 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,780,521 56,461 (276,690) (194) 112,418 2,672,516 253,319 —
Franklin Growth Fund, Class R6 . 7,218,172 532,487 (105,215) (16,752) (421,102) 7,207,590 56,771 —
Franklin High Yield Corporate ETF 982,203 36,154 (44,301) (707) (1,133) 972,216 40,798 10,260
Franklin International Core Equity
(IU) Fund ................ 7,667,478 265,940 (535,375) 33,200 590,200 8,021,443 633,605 —
Franklin Investment Grade
Corporate ETF ............ 2,455,772 89,966 (119,883) (8,935) 47,637 2,464,557 115,078 18,220
Franklin Systematic Style Premia
ETF .................... 646,455 17,414 (46,469) (268) 17,166 634,298 25,837 —
Franklin U.S. Core Bond ETF ... 5,139,148 194,113 (313,517) (55,229) 154,025 5,118,540 238,127 36,296
Franklin U.S. Core Equity (IU) Fund 12,567,362 730,239 (269,828) (6,102) (602,319) 12,419,352 754,976 —
Franklin U.S. Equity Index ETF . 5,368,067 750,827 (108,130) (5,404) (259,584) 5,745,776 117,300 12,449
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,789,141 380,150 (62,898) (2,935) (148,876) 3,954,582 70,067 8,824
Franklin U.S. Treasury Bond ETF 2,579,304 102,522 (166,451) (28,747) 85,971 2,572,599 125,096 17,374
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 2,091 2,465,370 (1,961,871) — — 505,590 505,590 5,578
Putnam Large Cap Value Fund,
Class R6 ................ 4,184,970 240,139 (205,788) (17,411) 102,600 4,304,510 122,357 16,989
Templeton Developing Markets
Trust, Class R6 ............ 1,797,269 62,609 (128,646) (3,997) 109,776 1,837,011 93,202 —
Templeton Foreign Fund, Class R6 1,766,373 47,446 (134,520) 472 153,298 1,833,069 225,470 —
Total Non-Controlled Affiliates $60,103,744 $6,048,951 $(4,547,547) $(109,075) $(7,461) $61,488,612 $125,990
Total Affiliated Securities .... $60,103,744 $6,048,951 $(4,547,547) $(109,075) $(7,461) $61,488,612 $125,990
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,145,437 116,923 (134,497) 9,686 96,235 2,233,784 32,981 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,141,151 52,505 (525,028) 4,605 205,222 4,878,455 462,413 —
Franklin Growth Fund, Class R6 . 13,352,489 798,131 (215,786) (21,584) (770,079) 13,143,171 103,522 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 14,188,351 $ 363,100 $ (1,081,109) $ 73,082 $ 1,084,161 $ 14,627,585 1,155,417 $ —
Franklin Systematic Style Premia
ETF .................... 1,076,165 27,623 (88,208) (126) 28,142 1,043,596 42,509 —
Franklin U.S. Core Bond ETF ... 9,431,153 292,595 (578,385) (36,113) 215,517 9,324,767 433,811 66,072
Franklin U.S. Core Equity (IU) Fund 23,247,645 1,045,859 (549,900) 6,373 (1,103,204) 22,646,773 1,376,704 —
Franklin U.S. Equity Index ETF . 9,930,026 1,248,634 (224,289) (2,683) (474,096) 10,477,592 213,900 22,862
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,009,943 607,833 (133,838) (693) (270,665) 7,212,580 127,792 16,200
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 3,409 3,294,688 (2,146,204) — — 1,151,893 1,151,893 8,800
Putnam Large Cap Value Fund,
Class R6 ................ 7,741,603 315,576 (370,418) (28,283) 190,769 7,849,247 223,117 31,000
Templeton Developing Markets
Trust, Class R6 ............ 3,323,480 65,997 (233,744) (7,644) 205,227 3,353,316 170,133 —
Templeton Foreign Fund, Class R6 3,268,624 57,980 (269,955) 5,947 280,126 3,342,722 411,159 —
Total Non-Controlled Affiliates $99,859,476 $8,287,444 $(6,551,361) $2,567 $(312,645) $101,285,481 $144,934
Total Affiliated Securities .... $99,859,476 $8,287,444 $(6,551,361) $2,567 $(312,645) $101,285,481 $144,934
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,244,154 65,950 (85,136) 2,773 57,912 1,285,653 18,982 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,981,930 41,527 (335,563) 790 119,461 2,808,145 266,175 —
Franklin Growth Fund, Class R6 . 7,746,621 422,464 (138,399) (19,092) (442,774) 7,568,820 59,616 —
Franklin International Core Equity
(IU) Fund ................ 8,228,200 172,787 (648,555) 8,314 658,016 8,418,762 664,989 —
Franklin Systematic Style Premia
ETF .................... 587,301 12,610 (51,336) (177) 15,343 563,741 22,963 —
Franklin U.S. Core Bond ETF ... 1,729,570 95,534 (118,550) (5,238) 37,823 1,739,139 80,909 12,081
Franklin U.S. Core Equity (IU) Fund 13,487,178 501,097 (305,746) (3,064) (637,495) 13,041,970 792,825 —
Franklin U.S. Equity Index ETF . 5,761,110 676,100 (124,600) (5,061) (273,749) 6,033,800 123,180 13,194
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,065,922 322,938 (76,523) (3,151) (155,936) 4,153,250 73,587 9,348
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 1,844 2,094,893 (1,689,008) — — 407,729 407,729 4,699
Putnam Large Cap Value Fund,
Class R6 ................ 4,492,188 202,180 (266,414) (21,992) 114,424 4,520,386 128,493 17,956
Templeton Developing Markets
Trust, Class R6 ............ 1,927,623 37,150 (147,938) (4,538) 117,938 1,930,235 97,932 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,895,517 $ 22,855 $ (159,155) $ (1,527) $ 166,178 $ 1,923,868 236,638 $ —
Total Non-Controlled Affiliates $54,149,158 $4,668,085 $(4,146,923) $(51,963) $(222,859) $54,395,498 $57,278
Total Affiliated Securities .... $54,149,158 $4,668,085 $(4,146,923) $(51,963) $(222,859) $54,395,498 $57,278
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 916,278 58,077 (49,048) 1,546 43,252 970,105 14,323 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,198,072 41,511 (211,614) (716) 90,186 2,117,439 200,705 —
Franklin Growth Fund, Class R6 . 5,705,557 378,510 (26,000) (4,571) (343,817) 5,709,679 44,972 —
Franklin International Core Equity
(IU) Fund ................ 6,059,827 187,002 (390,224) 13,205 482,714 6,352,524 501,779 —
Franklin Systematic Style Premia
ETF .................... 423,518 14,411 (30,832) (116) 11,302 418,283 17,038 —
Franklin U.S. Core Bond ETF ... 626,816 86,891 (50,701) (1,946) 13,797 674,857 31,396 4,448
Franklin U.S. Core Equity (IU) Fund 9,933,899 487,462 (99,262) (3,815) (479,935) 9,838,349 598,076 —
Franklin U.S. Equity Index ETF . 4,241,056 555,215 (34,116) (1,992) (208,362) 4,551,801 92,925 9,958
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,993,513 273,543 (14,303) (1,175) (119,214) 3,132,364 55,499 7,050
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 1,420 1,373,047 (920,147) — — 454,320 454,320 3,862
Putnam Large Cap Value Fund,
Class R6 ................ 3,308,306 173,040 (139,380) (12,060) 80,064 3,409,970 96,929 13,495
Templeton Developing Markets
Trust, Class R6 ............ 1,421,049 51,591 (101,723) (2,724) 87,272 1,455,465 73,844 —
Templeton Foreign Fund, Class R6 1,396,537 31,234 (98,893) 63 122,737 1,451,678 178,558 —
Total Non-Controlled Affiliates $39,225,848 $3,711,534 $(2,166,243) $(14,301) $(220,004) $40,536,834 $38,813
Total Affiliated Securities .... $39,225,848 $3,711,534 $(2,166,243) $(14,301) $(220,004) $40,536,834 $38,813
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 180,502 21,603 (9,797) 40 8,861 201,209 2,971 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 434,220 32,193 (45,013) (4,353) 22,124 439,171 41,628 —
Franklin Growth Fund, Class R6 . 1,125,755 136,697 (6,551) (1,036) (70,649) 1,184,216 9,327 —
Franklin International Core Equity
(IU) Fund ................ 1,195,263 103,526 (80,051) 211 98,619 1,317,568 104,073 —
Franklin Systematic Style Premia
ETF .................... 81,748 4,203 (1,825) (1) 2,266 86,391 3,519 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 123,377 $ 25,563 $ (11,639) $ (411) $ 2,828 $ 139,718 6,500 $ 895
Franklin U.S. Core Equity (IU) Fund 1,958,206 203,468 (21,139) (1,081) (98,941) 2,040,513 124,043 —
Franklin U.S. Equity Index ETF . 834,348 159,620 (7,587) (432) (43,015) 942,934 19,250 2,033
Franklin U.S. Large Cap Multifactor
Index ETF ............... 588,159 89,059 (2,894) (200) (24,782) 649,342 11,505 1,439
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... 345 594,235 (474,463) — — 120,117 120,117 922
Putnam Large Cap Value Fund,
Class R6 ................ 652,646 67,078 (25,609) (2,278) 15,393 707,230 20,103 2,755
Templeton Developing Markets
Trust, Class R6 ............ 281,047 24,470 (20,330) (686) 17,371 301,872 15,316 —
Templeton Foreign Fund, Class R6 276,020 23,758 (23,169) (355) 24,828 301,082 37,033 —
Total Non-Controlled Affiliates $7,731,636 $1,485,473 $(730,067) $(10,582) $(45,097) $8,431,363 $8,044
Total Affiliated Securities .... $7,731,636 $1,485,473 $(730,067) $(10,582) $(45,097) $8,431,363 $8,044
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,748,019 26,464 (2,499,591) (43,056) 1,531,218 35,763,054 3,389,863 —
Franklin International Core Equity
(IU) Fund ................ 109,837,445 21,314,011 (8,852,978) 469,614 8,439,245 131,207,337 10,363,929 —
Franklin U.S. Core Equity (IU) Fund 389,883,942 7,594,180 (19,888,020) (547,985) (17,629,698) 359,412,419 21,848,779 —
Total Controlled Affiliates .... $536,469,406 $28,934,655 $(31,240,589) $(121,427) $(7,659,235) $526,382,810 $—
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,115,920 1,073,476 (2,861,964) (922,100) 2,159,090 39,564,422 4,682,180 668,691
ClearBridge International Growth
Fund, Class IS ............ 16,612,800 3,752,723 (1,155,916) 42,193 777,766 20,029,566 295,727 —
Franklin Growth Fund, Class R6 . 172,741,512 5,438,778 (7,398,429) (804,432) (9,284,032) 160,693,397 1,265,701 —
Franklin High Yield Corporate ETF 46,494,463 374,263 (2,200,933) (156,101) 84,842 44,596,534 1,871,445 476,012
Franklin International Aggregate
Bond ETF ................ 17,413,179 311,527 (662,461) (168,652) 116,239 17,009,832 841,238 —
Franklin Investment Grade
Corporate ETF ............ 116,218,058 776,268 (5,767,683) (386,171) 2,193,103 113,033,575 5,277,898 845,166
Franklin Systematic Style Premia
ETF .................... 17,060,933 240,794 (1,479,164) 60,106 378,588 16,261,257 662,373 —
Franklin U.S. Core Bond ETF ... 243,173,310 1,885,104 (14,914,470) (2,682,272) 7,272,670 234,734,342 10,920,416 1,683,991
Franklin U.S. Equity Index ETF . 39,598,162 8,778,745 (851,326) 29,676 (2,002,958) 45,552,299 929,950 92,881
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,722,941 2,485,283 (1,572,815) (30,226) (3,429,422) 88,175,761 1,562,292 206,643
Franklin U.S. Treasury Bond ETF 122,059,932 1,141,521 (7,869,960) (1,252,075) 3,910,151 117,989,569 5,737,397 805,773
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ...... $ 43,970 $ 34,611,888 $ (25,573,234) $ — $ — $ 9,082,624 9,082,624 $ 109,095
Putnam Large Cap Value Fund,
Class R6 ................ 100,168,991 3,200,702 (9,486,842) (556,923) 2,670,405 95,996,333 2,728,719 396,422
Templeton Developing Markets
Trust, Class R6 ............ 23,754,799 1,048,138 (1,606,301) (60,314) 1,446,736 24,583,058 1,247,238 —
Templeton Foreign Fund, Class R6 25,310,968 4,674,931 (2,198,292) (14,014) 2,210,091 29,983,684 3,688,030 —
Total Non-Controlled Affiliates $1,071,489,938 $69,794,141 $(85,599,790) $(6,901,305) $8,503,269 $1,057,286,253 $5,284,674
Total Affiliated Securities .... $1,607,959,344 $98,728,796 $(116,840,379) $(7,022,732) $844,034 $1,583,669,063 $5,284,674
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ 32,922,201 $ — $ (3,127,878) $ 73,287 $ (471,798) $ 29,395,812 2,783,694 $ 656,646
Franklin FTSE India ETF ..... 6,255,395 — — — (174,953) 6,080,442 165,050 —
Franklin High Yield Corporate
ETF ................... 4,893,350 — — — (8,200) 4,885,150 205,000 51,344
Franklin Systematic Style Premia
ETF ................... 53,199,750 — — — 1,424,000 54,623,750 2,225,000 —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% 25,651,499 105,211,524 (122,232,872) — — 8,630,151 8,630,151 217,579
Total Non-Controlled Affiliates $122,922,195 $ 105,211,524 $ (125,360,750) $ 73,287 $ 769,049 $103,615,305 $ 925,569
Total Affiliated Securities ... $122,922,195 105,211,524 (125,360,750) 73,287 $769,049 $103,615,305 925,569
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 826,287,538 $ — $ — $ 826,287,538
Short Term Investments ................... 4,374,839 196,116 — 4,570,955
Total Investments in Securities ........... $830,662,377 $196,116 $— $830,858,493
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 933,789,584 — — 933,789,584
Short Term Investments ................... 85 — — 85
Total Investments in Securities ........... $933,789,669 $— $— $933,789,669
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,490,919 $ — $ — $ 8,490,919
Air Freight & Logistics ................... 5,238,571 — — 5,238,571
Automobiles .......................... 14,386,194 13,685,243 — 28,071,437
Banks ............................... 27,933,345 77,608,529 — 105,541,874
Biotechnology ......................... 53,055,555 — — 53,055,555
Broadline Retail ....................... 63,841,503 — — 63,841,503
Building Products ...................... — 5,026,567 — 5,026,567
Capital Markets ........................ 14,100,429 19,284,174 — 33,384,603
Chemicals ........................... 6,309,515 4,661,134 — 10,970,649
Commercial Services & Supplies ........... 7,294,671 — — 7,294,671
Communications Equipment .............. 26,907,524 — — 26,907,524
Construction Materials .................. 4,908,726 9,542,142 — 14,450,868
Consumer Staples Distribution & Retail ...... 34,393,969 12,661,669 — 47,055,638
Diversified Telecommunication Services ..... — 16,139,758 — 16,139,758
Electric Utilities ........................ 5,423,846 6,056,114 — 11,479,960
Electrical Equipment .................... 14,406,990 3,103,524 — 17,510,514
Entertainment ......................... 23,395,313 14,560,604 — 37,955,917
Financial Services ...................... 47,426,028 17,539,585 — 64,965,613

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Food Products ........................ $ 3,571,570 $ — $ — $ 3,571,570
Ground Transportation .................. 11,500,261 — — 11,500,261
Health Care Equipment & Supplies ......... 54,127,108 — — 54,127,108
Health Care Providers & Services .......... 3,117,499 — — 3,117,499
Hotels, Restaurants & Leisure ............. 46,450,275 — — 46,450,275
Household Durables .................... 3,296,198 — — 3,296,198
Household Products .................... 19,252,653 — — 19,252,653
Industrial Conglomerates ................ — 22,126,991 — 22,126,991
Insurance ............................ 22,803,751 15,972,571 — 38,776,322
Interactive Media & Services .............. 74,979,916 4,528,011 — 79,507,927
IT Services ........................... 21,447,019 — — 21,447,019
Leisure Products ....................... 3,418,048 — — 3,418,048
Life Sciences Tools & Services ............ 7,040,585 — — 7,040,585
Machinery ............................ 16,378,533 7,014,622 — 23,393,155
Metals & Mining ....................... 5,667,585 27,893,614 — 33,561,199
Office REITs .......................... 3,416,662 — — 3,416,662
Oil, Gas & Consumable Fuels ............. 81,881,812 — — 81,881,812
Personal Care Products ................. 7,526,154 5,254,641 — 12,780,795
Pharmaceuticals ....................... 58,893,326 22,952,051 — 81,845,377
Professional Services ................... — 19,714,280 — 19,714,280
Real Estate Management & Development .... — 3,737,424 — 3,737,424
Retail REITs .......................... 7,011,732 — — 7,011,732
Semiconductors & Semiconductor Equipment . 119,115,998 38,018,199 — 157,134,197
Software ............................. 92,300,565 7,001,076 — 99,301,641
Specialized REITs ...................... 7,280,962 — — 7,280,962
Specialty Retail ........................ 42,090,540 3,367,923 — 45,458,463
Technology Hardware, Storage & Peripherals . 84,818,119 3,261,760 — 88,079,879
Textiles, Apparel & Luxury Goods .......... 19,488,755 3,282,091 — 22,770,846
Tobacco ............................. 38,525,097 — — 38,525,097
Trading Companies & Distributors .......... 16,170,221 3,809,004 — 19,979,225
Wireless Telecommunication Services ....... — 5,580,552 — 5,580,552
Management Investment Companies ......... 113,435,638 — — 113,435,638
Preferred Stocks ......................... 8,479,713 — — 8,479,713
Corporate Bonds ........................ — 190,017,553 — 190,017,553
Foreign Government and Agency Securities .... — 371,795,841 — 371,795,841
U.S. Government and Agency Securities ....... — 175,903,970 — 175,903,970
Mortgage-Backed Securities ................ — 61,333,306 — 61,333,306
Short Term Investments ................... 8,630,151 67,902,567 — 76,532,718
Total Investments in Securities ........... $1,359,629,544 $1,260,337,090
b
$— $2,619,966,634
Other Financial Instruments:
Forward Exchange Contracts ............... $— $139,204 $— $139,204
Total Other Financial Instruments ......... $— $139,204 $— $139,204
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $9,998,405 $— $9,998,405
Futures Contracts ........................ 107,621 — — 107,621
Total Other Financial Instruments ......... $107,621 $9,998,405 $— $10,106,026
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,316,789,665 $ — $ — $ 1,316,789,665
Short Term Investments ................... 9,174,710 772,655 — 9,947,365
Total Investments in Securities ........... $1,325,964,375 $772,655 $— $1,326,737,030
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 42,046,169 — — 42,046,169
Index-Linked Notes:
Capital Markets ........................ — — 2,222,432 2,222,432
Short Term Investments ................... 1,043,578 — — 1,043,578
Total Investments in Securities ........... $43,089,747 $— $2,222,432 $45,312,179
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 24,658,914 — — 24,658,914
Short Term Investments ................... 208,582 — — 208,582
Total Investments in Securities ........... $24,867,496 $— $— $24,867,496
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 105,177,312 — — 105,177,312
Short Term Investments ................... 947,401 82,226 — 1,029,627
Total Investments in Securities ........... $106,124,713 $82,226 $— $106,206,939
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 72,311,786 — — 72,311,786
Short Term Investments ................... 859,382 — — 859,382
Total Investments in Securities ........... $73,171,168 $— $— $73,171,168
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 137,361,649 — — 137,361,649
Short Term Investments ................... 1,332,228 268,626 — 1,600,854
Total Investments in Securities ........... $138,693,877 $268,626 $— $138,962,503
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 62,124,127 — — 62,124,127
Short Term Investments ................... 505,590 — — 505,590
Total Investments in Securities ........... $62,629,717 $— $— $62,629,717
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 102,216,006 $ — $ — $ 102,216,006
Short Term Investments ................... 1,151,893 86,877 — 1,238,770
Total Investments in Securities ........... $103,367,899 $86,877 $— $103,454,776
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 55,185,460 — — 55,185,460
Short Term Investments ................... 407,729 — — 407,729
Total Investments in Securities ........... $55,593,189 $— $— $55,593,189
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 40,986,910 — — 40,986,910
Short Term Investments ................... 454,320 — — 454,320
Total Investments in Securities ........... $41,441,230 $— $— $41,441,230
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 8,497,648 — — 8,497,648
Short Term Investments ................... 120,117 — — 120,117
Total Investments in Securities ........... $8,617,765 $— $— $8,617,765
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,593,247,175 — — 1,593,247,175
Short Term Investments ................... 9,082,624 1,035,931 — 10,118,555
Total Investments in Securities ........... $1,602,329,799 $1,035,931 $— $1,603,365,730
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $393,383,853, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/
or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,335,071 $ — $ — $ — $ — $ — $ — $ (112,639) $ 2,222,432 $ (112,639)
Total Investments in
Securities ............ $2,335,071 $— $— $— $— $— $— $(112,639) $2,222,432 $(112,639)
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.